Other Non-Current Assets - Summary of Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Rental deposits	[1]	¥ 12,772		¥ 9,689
Prepayment to acquire a building	[2]	404,725		119,952
Others		1,203
Total		¥ 418,700	$ 60,897	¥ 129,641

[1]	Rental deposits represent office and enrollment centers’ rental deposits for the Group’s daily operations, which are not refundable within one year.
[2]	The amounts represent the prepayment for one building (Building D) in Wuhan and the building was under construction by the real estate developer as of December 31, 2018